Property and equipment, net (Tables)	12 Months Ended
Mar. 31, 2023
Property, Plant and Equipment [Abstract]
Summary of Property, Plant and Equipment's
Property and equipment consist of the following:

	As of March 31, 2022	As of March 31, 2023
	RMB	RMB
Cost:
Warehouse equipment	2,669	2,879
Furniture, computer and office equipment	7,503	7,082
Vehicles	3,684	4,740
Leasehold improvement	10,209	10,501
Software	2,995	3,009

Total cost	27,060	28,211
Less: Accumulated depreciation	(19,281)	(22,719)

Property and equipment, net	7,779	5,492